SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUBSIDIARIES	SUBSIDIARIES

The following table lists our significant subsidiaries and their purpose as of December 31, 2020. Unless otherwise indicated, we own 100% of each subsidiary.

Name	Jurisdiction of Incorporation	Purpose
Golar Partners Operating LLC	Marshall Islands	Holding Company
Golar LNG Holding Corporation	Marshall Islands	Holding Company
Golar Maritime (Asia) Inc.	Republic of Liberia	Holding Company
Golar Servicos de Operacao de Embaracaoes Limited	Brazil	Management Company
Golar Winter Corporation	Marshall Islands	Owns Golar Winter
Golar Winter UK Ltd	United Kingdom	Operates Golar Winter
Golar Spirit Corporation	Marshall Islands	Owns Golar Spirit
Faraway Maritime Shipping Company (60% ownership)	Republic of Liberia	Owns and operates Golar Mazo
Golar LNG 2215 Corporation	Marshall Islands	Leases Methane Princess
Golar 2215 UK Ltd	United Kingdom	Operates Methane Princess
Golar Freeze Holding Corporation	Marshall Islands	Owns Golar Freeze
Golar Freeze UK Ltd	United Kingdom	Operates Golar Freeze
Golar Khannur Corporation	Marshall Islands	Holding Company
Golar LNG (Singapore) Pte. Ltd.	Singapore	Holding Company
PT Golar Indonesia*	Indonesia	Owns and operates NR Satu
Golar Grand Corporation	Marshall Islands	Owns and operates Golar Grand
Golar LNG 2234 LLC	Republic of Liberia	Owns and operates Golar Maria
Golar Hull M2031 Corporation	Marshall Islands	Owns and operates Golar Igloo
Golar Eskimo Corporation**	Marshall Islands	Leases and operates Golar Eskimo
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* We hold all of the voting stock and control all of the economic interests in PT Golar Indonesia (“PTGI”) pursuant to a Shareholder’s Agreement with the other shareholder of PTGI, PT Pesona Sentra Utama (“PT Pesona”). PT Pesona holds the remaining 51% interest in the issued share capital of PTGI.

** The above table excludes Eskimo SPV, from which we lease one of our vessels, the Golar Eskimo, under a sale and leaseback. See note 5.